American Funds Portfolio SeriesSM
American Funds
Global Growth PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
New Perspective Fund, Class R-6	18,128,570	$1,229,661
The Growth Fund of America, Class R-6	12,227,966	927,981
The New Economy Fund, Class R-6	14,199,858	921,855
SMALLCAP World Fund, Inc., Class R-6	10,087,007	921,347
EuroPacific Growth Fund, Class R-6	13,068,980	910,777
		4,911,621
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	18,746,550	1,217,213
Total investment securities 100% (cost: $4,222,424,000)		6,128,834
Other assets less liabilities 0%		(1,475)
Net assets 100%		$6,127,359
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
New Perspective Fund, Class R-6	$1,063,521	$136,327	$283,511	$52,936	$260,388	$1,229,661	$4,990	$49,549
The Growth Fund of America, Class R-6	643,393	99,958	4,244	68	188,806	927,981	3,898	29,895
The New Economy Fund, Class R-6	649,541	107,284	1,490	15	166,505	921,855	2,247	18,427
SMALLCAP World Fund, Inc., Class R-6	431,312	328,010	2,621	107	164,539	921,347	—	8,155
EuroPacific Growth Fund, Class R-6	638,716	139,756	1,668	45	133,928	910,777	4,253	36,825
						4,911,621
Growth-and-income funds 20%
Capital World Growth and Income Fund, Class R-6	849,152	131,330	7,919	52	244,598	1,217,213	14,908	—
Total 100%				$53,223	$1,158,764	$6,128,834	$30,296	$142,851
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Global Growth Portfolio — Page 1 of 12

American Funds Growth PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 80%	Shares	Value (000)
The Growth Fund of America, Class R-6	49,206,494	$3,734,281
AMCAP Fund, Class R-6	67,909,316	3,004,987
SMALLCAP World Fund, Inc., Class R-6	24,680,125	2,254,283
New Perspective Fund, Class R-6	21,986,000	1,491,310
The New Economy Fund, Class R-6	22,934,231	1,488,890
		11,973,751
Growth-and-income funds 20%
Fundamental Investors, Class R-6	38,723,459	2,992,162
Total investment securities 100% (cost: $10,256,969,000)		14,965,913
Other assets less liabilities 0%		(4,171)
Net assets 100%		$14,961,742
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80%
The Growth Fund of America, Class R-6	$2,622,652	$348,056	$2,049	$46	$765,576	$3,734,281	$15,851	$121,569
AMCAP Fund, Class R-6	2,601,955	381,607	648,117	104,326	565,216	3,004,987	13,226	165,064
SMALLCAP World Fund, Inc., Class R-6	1,061,816	810,080	20,443	585	402,245	2,254,283	—	20,063
New Perspective Fund, Class R-6	1,053,901	116,229	—	—	321,180	1,491,310	4,910	48,762
The New Economy Fund, Class R-6	1,057,136	164,188	316	31	267,851	1,488,890	3,606	29,576
						11,973,751
Growth-and-income funds 20%
Fundamental Investors, Class R-6	2,074,873	296,353	9,821	190	630,567	2,992,162	36,788	78,639
Total 100%				$105,178	$2,952,635	$14,965,913	$74,381	$463,673
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Growth Portfolio — Page 2 of 12

American Funds Growth and Income PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	12,885,027	$1,176,918
The Growth Fund of America, Class R-6	13,739,290	1,042,675
		2,219,593
Growth-and-income funds 50%
The Investment Company of America, Class R-6	57,807,883	2,929,704
Capital World Growth and Income Fund, Class R-6	44,948,948	2,918,535
Washington Mutual Investors Fund, Class R-6	25,871,758	1,462,530
		7,310,769
Equity-income funds 10%
Capital Income Builder, Class R-6	21,279,524	1,457,009
Balanced funds 15%
American Balanced Fund, Class R-6	66,395,011	2,193,691
Fixed income funds 10%
The Bond Fund of America, Class R-6	53,582,108	729,788
American Funds Strategic Bond Fund, Class R-6	63,146,139	728,707
		1,458,495
Total investment securities 100% (cost: $11,393,429,000)		14,639,557
Other assets less liabilities 0%		(3,606)
Net assets 100%		$14,635,951
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 3 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
SMALLCAP World Fund, Inc., Class R-6	$563,013	$410,923	$9,614	$194	$212,402	$1,176,918	$—	$10,628
The Growth Fund of America, Class R-6	1,094,771	95,032	441,117	168,091	125,898	1,042,675	6,576	50,433
						2,219,593
Growth-and-income funds 50%
The Investment Company of America, Class R-6	2,704,335	92,900	665,139	117,219	680,389	2,929,704	37,229	23,504
Capital World Growth and Income Fund, Class R-6	2,705,218	145,303	677,411	131,902	613,523	2,918,535	40,440	—
Washington Mutual Investors Fund, Class R-6	—	1,443,166	—	—	19,364	1,462,530	6,211	42,645
						7,310,769
Equity-income funds 10%
Capital Income Builder, Class R-6	1,049,808	178,448	—	—	228,753	1,457,009	30,836	—
Balanced funds 15%
American Balanced Fund, Class R-6	1,602,121	307,528	—	—	284,042	2,193,691	22,945	55,579
Fixed income funds 10%
The Bond Fund of America, Class R-6	1,084,750	308,135	622,266	(2,359)	(38,472)	729,788	12,962	37,470
American Funds Strategic Bond Fund, Class R-6	—	714,047	—	—	14,660	728,707	3,803	—
						1,458,495
Total 100%				$415,047	$2,140,559	$14,639,557	$161,002	$220,259
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Growth and Income Portfolio — Page 4 of 12

American Funds Moderate Growth and Income PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 10%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	7,187,714	$656,526
New Perspective Fund, Class R-6	9,615,481	652,218
		1,308,744
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	34,535,662	1,952,301
Capital World Growth and Income Fund, Class R-6	19,946,006	1,295,094
		3,247,395
Equity-income funds 10%
The Income Fund of America, Class R-6	49,958,844	1,295,433
Balanced funds 40%
American Balanced Fund, Class R-6	98,149,075	3,242,846
American Funds Global Balanced Fund, Class R-6	48,996,279	1,944,172
		5,187,018
Fixed income funds 15%
The Bond Fund of America, Class R-6	95,402,344	1,299,380
American Funds Strategic Bond Fund, Class R-6	56,214,070	648,710
		1,948,090
Total investment securities 100% (cost: $10,201,807,000)		12,986,680
Other assets less liabilities 0%		(3,311)
Net assets 100%		$12,983,369
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 5 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 10%
SMALLCAP World Fund, Inc., Class R-6	$—	$636,268	$—	$—	$20,258	$656,526	$—	$—
New Perspective Fund, Class R-6	1,008,101	65,943	690,471	266,584	2,061	652,218	4,681	46,484
						1,308,744
Growth-and-income funds 25%
Washington Mutual Investors Fund, Class R-6	1,474,700	128,403	55,110	7,193	397,115	1,952,301	26,121	78,346
Capital World Growth and Income Fund, Class R-6	1,003,061	62,813	51,276	10,517	269,979	1,295,094	16,319	—
						3,247,395
Equity-income funds 10%
The Income Fund of America, Class R-6	983,941	100,983	—	—	210,509	1,295,433	30,125	—
Balanced funds 40%
American Balanced Fund, Class R-6	2,464,675	350,363	—	—	427,808	3,242,846	34,460	84,525
American Funds Global Balanced Fund, Class R-6	1,469,051	201,474	—	—	273,647	1,944,172	24,394	—
						5,187,018
Fixed income funds 15%
The Bond Fund of America, Class R-6	1,510,772	350,135	510,592	(8,711)	(42,224)	1,299,380	19,242	51,898
American Funds Strategic Bond Fund, Class R-6	—	635,494	—	—	13,216	648,710	3,390	—
						1,948,090
Total 100%				$275,583	$1,572,369	$12,986,680	$158,732	$261,253
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Moderate Growth and Income Portfolio — Page 6 of 12

American Funds Conservative Growth and Income PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth funds 15%	Shares	Value (000)
American Funds Multi-Sector Income Fund, Class R-6	97,587,963	$1,051,998
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	12,387,983	700,293
American Mutual Fund, Class R-6	13,757,613	699,574
		1,399,867
Equity-income funds 40%
The Income Fund of America, Class R-6	53,999,528	1,400,208
Capital Income Builder, Class R-6	20,449,890	1,400,204
		2,800,412
Fixed income funds 25%
The Bond Fund of America, Class R-6	77,213,026	1,051,642
American High-Income Trust, Class R-6	66,421,540	700,747
		1,752,389
Total investment securities 100% (cost: $6,181,942,000)		7,004,666
Other assets less liabilities 0%		(1,681)
Net assets 100%		$7,002,985
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 7 of 12

unaudited
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 15%
American Funds Multi-Sector Income Fund, Class R-6	$—	$1,039,442	$870	$5	$13,421	$1,051,998	$10,426	$—
Growth-and-income funds 20%
Washington Mutual Investors Fund, Class R-6	—	691,950	400	2	8,741	700,293	2,953	20,276
American Mutual Fund, Class R-6	817,509	29,762	353,926	89,084	117,145	699,574	13,887	—
						1,399,867
Equity-income funds 40%
The Income Fund of America, Class R-6	1,376,935	83,214	343,791	33,482	250,368	1,400,208	39,151	—
Capital Income Builder, Class R-6	1,365,989	94,965	344,041	24,565	258,726	1,400,204	36,352	—
						2,800,412
Fixed income funds 25%
The Bond Fund of America, Class R-6	561,910	501,078	1,543	(82)	(9,721)	1,051,642	10,048	19,774
American High-Income Trust, Class R-6	852,110	77,954	307,495	(25,381)	103,559	700,747	34,210	—
Intermediate Bond Fund of America, Class R-6	563,289	81,571	629,548	(9,334)	(5,978)	—	2,790	11,920
						1,752,389
Total 100%				$112,341	$736,261	$7,004,666	$149,817	$51,970
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Conservative Growth and Income Portfolio — Page 8 of 12

American Funds Tax-Aware Conservative Growth and Income PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Growth-and-income funds 50%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	13,144,661	$853,483
Washington Mutual Investors Fund, Class R-6	11,334,758	640,754
American Mutual Fund, Class R-6	12,586,251	640,011
		2,134,248
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	62,020,751	1,066,757
The Tax-Exempt Bond Fund of America, Class R-6	46,450,858	640,093
Limited Term Tax-Exempt Bond Fund of America, Class R-6	26,307,202	426,702
		2,133,552
Total investment securities 100% (cost: $3,612,277,000)		4,267,800
Other assets less liabilities 0%		(1,021)
Net assets 100%		$4,266,779
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 50%
Capital World Growth and Income Fund, Class R-6	$636,272	$53,314	$13,294	$1,004	$176,187	$853,483	$10,389	$—
Washington Mutual Investors Fund, Class R-6	476,024	35,401	1,231	2	130,558	640,754	8,506	25,801
American Mutual Fund, Class R-6	475,986	36,313	—	—	127,712	640,011	9,144	—
						2,134,248
Tax-exempt fixed income funds 50%
American High-Income Municipal Bond Fund, Class R-6	812,519	195,156	—	—	59,082	1,066,757	22,328	1,302
The Tax-Exempt Bond Fund of America, Class R-6	483,951	140,671	—	—	15,471	640,093	9,574	774
Limited Term Tax-Exempt Bond Fund of America, Class R-6	320,223	104,478	—	—	2,001	426,702	3,379	1,919
						2,133,552
Total 100%				$1,006	$511,011	$4,267,800	$63,320	$29,796
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Tax-Aware Conservative Growth and Income Portfolio — Page 9 of 12

American Funds Preservation PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	121,208,970	$1,683,593
Short-Term Bond Fund of America, Class R-6	121,879,185	1,223,667
American Funds Inflation Linked Bond Fund, Class R-6	13,554,621	152,760
		3,060,020
Total investment securities 100% (cost: $3,032,460,000)		3,060,020
Other assets less liabilities 0%		(746)
Net assets 100%		$3,059,274
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	$1,748,989	$268,191	$294,692	$(6,042)	$(32,853)	$1,683,593	$15,523	$36,298
Short-Term Bond Fund of America, Class R-6	1,165,993	165,037	91,940	(558)	(14,865)	1,223,667	7,203	11,373
American Funds Inflation Linked Bond Fund, Class R-6	—	157,166	10,861	139	6,316	152,760	—	—
Total 100%				$(6,461)	$(41,402)	$3,060,020	$22,726	$47,671
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Preservation Portfolio — Page 10 of 12

American Funds Tax-Exempt Preservation PortfolioSM
Investment portfolio
July 31, 2021
unaudited
Fund investments Tax-exempt fixed income funds 100%	Shares	Value (000)
Limited Term Tax-Exempt Bond Fund of America, Class R-6	33,057,728	$536,196
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	22,245,734	229,799
		765,995
Total investment securities 100% (cost: $757,356,000)		765,995
Other assets less liabilities 0%		(114)
Net assets 100%		$765,881
Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Tax-exempt fixed income funds 100%
Limited Term Tax-Exempt Bond Fund of America, Class R-6	$423,472	$124,965	$14,704	$(6)	$2,469	$536,196	$4,451	$2,636
American Funds Short-Term Tax-Exempt Bond Fund, Class R-6	181,488	53,763	5,233	(4)	(215)	229,799	1,212	527
Total 100%				$(10)	$2,254	$765,995	$5,663	$3,163
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Portfolio Series — American Funds Tax-Exempt Preservation Portfolio — Page 11 of 12

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At July 31, 2021, all of the investment securities held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-900-0921O-S85381	American Funds Portfolio Series — Page 12 of 12